Copper Mountain non-controlling interest acquisition (Schedule of detailed information about acquisition transaction) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Surplus - recorded in equity		$ (35.9)
Copper Mountain Mine (BC) Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Surplus - recorded in equity	$ 61.3
Copper Mountain Mine (BC) Ltd. [Member] | Mitsubishi Materials Corporation [Member]
Disclosure of detailed information about business combination [line items]
Carrying value of non-controlling interest as at April 30, 2025	93.2
Transfer of net gain on translation of foreign currency balances	4.0
Less: total consideration	$ (35.9)